Organization and Nature of Operations (Tables)	6 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Business Combination Transactions

August 28, 2023
Cash - PNAC trust and cash, net of Redemptions	$24,029,660
Gross cash proceeds resulting from the Business Combination	24,029,660
Less: combined company transaction costs	(755,872)
Net cash proceeds from the Business Combination	23,273,788
Less: Prepayment Amount pursuant to Forward Purchase Transaction	(21,299,979)
Less: Forward Purchase Transaction share consideration reimbursement and trading comissions	(1,201,348)
Cash proceeds, net of the Forward Purchase Transaction Prepayment Amount	$772,462

Schedule Of Offering Of Subsidaries

Name	Background	Ownership	Principal of activity
noco-noco Pte. Ltd.	● A Singapore company ● Incorporated on July 25, 2019	100% owned by Prime Number New Sub Pte. Ltd.	Principally engaged in providing platform-solutions of decarbonizing offerings
noco-noco Australia Pty. Ltd.	● An Australia company ● Incorporated on January 19, 2021	52% owned by noco-noco Pte. Ltd.	Principally engaged in providing carbon credit related offerings
Prime Number Acquisition I Corp.	● A Delaware company ● Incorporated on February 25, 2021	100% owned by the Company	Dormant
Prime Number New Sub Pte. Ltd.	● A Singapore company ● Incorporated on January 25, 2023	100% owned by the Company	Dormant